Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-237048

POLAR CAPITAL EMERGING MARKET STARS FUND

POLAR CAPITAL EMERGING MARKET EX-CHINA STARS FUND

POLAR CAPITAL INTERNATIONAL SMALL COMPANY FUND

(the “Funds”)

A SERIES OF DATUM ONE SERIES TRUST

Supplement dated September 16, 2024

to the Prospectus and Statement of Additional Information dated July 29, 2024

I. APPOINTMENT OF SUB-ADVISER

Effective August 27, 2024, Polar Capital (America) Corporation was appointed investment sub-adviser of the Polar Capital International Small Company Fund pursuant to an investment sub-advisory agreement between Polar Capital LLP, the Polar Capital International Small Company Fund’s investment adviser, and Polar Capital (America) Corporation.

With the appointment of Polar Capital (America) Corporation as investment sub-adviser to the Polar Capital International Small Company Fund, the following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the Funds.

In the Prospectus, within the Fund Summary relating to the Polar Capital International Small Company Fund, the subsection “Management of the Fund – Investment Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser

Polar Capital LLP is the Fund’s investment adviser.

Polar Capital (America) Corporation is the Fund’s investment sub-adviser.

In the Prospectus, within the Management of the Funds section, the subsection “Investment Adviser” is deleted in its entirety and replaced with the following:

Polar Capital LLP (the “Adviser” or “Polar LLP”) is the Funds’ investment adviser and has served as the Funds’ investment adviser since each Fund’s inception. The Adviser manages assets of approximately $29.7 billion as of June 30, 2024 and, in addition to the Funds, serves as the investment adviser for four investment companies, including Polar Capital Funds plc, Polar Capital Technology Trust plc, Polar Capital Global Healthcare Trust plc, and Polar Capital Global Financials Trust plc. The Adviser is authorized and regulated by the Financial Conduct Authority in the United Kingdom and is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser is headquartered at 16 Palace Street, London, SW1E 5JD, United Kingdom.

Polar Capital (America) Corporation (the “Sub-Adviser” or “Polar America”) is the Polar Capital International Small Company Fund’s investment sub-adviser and has served as the Fund’s investment sub-adviser since the Fund commenced investment operations. The Sub-Adviser’s principal place of business is 17 Old Kings Highway South, Darien, CT 06820. The Sub-Adviser is an investment adviser registered with the Securities and Exchange Commission in the U.S. under the Investment Advisers Act of 1940, as amended. As Sub-Adviser, Polar America makes investment decisions for the Polar Capital International Small Company Fund. For its services, the Sub-Adviser is paid an annual fee by the Adviser of 0.90% as a percentage of daily net assets.

The portfolio managers, who are affiliated with the Adviser or Sub-Adviser, select investments for the Funds.

In the Statement of Additional Information, within the Investment Adviser and Administrator section, the following subsection is added at the end of the section:

The Investment Sub-Adviser

Polar Capital (America) Corporation (the “Sub-Adviser” or “Polar America”), located at 17 Old Kings Highway South, Darien, CT 06820, serves as the Sub-Adviser to the Polar Capital International Small Company Fund. For its services to the Polar Capital International Small Company Fund, the Sub-Adviser receives a fee from the Adviser, computed and accrued daily and paid quarterly at an annual rate of 0.90% of the Polar Capital International Small Company Fund’s daily net assets.

The Sub-Adviser is responsible for the investment management of the Polar Capital International Small Company Fund’s assets, including making investment decisions.

The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Boards of Trustees of the Trust, which have overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Polar Capital International Small Company Fund.

II. CHANGE IN PORTFOLIO MANAGER

Effective September 16, 2024, Sandy Black is no longer a portfolio manager of the Polar Capital International Small Company Fund and will be replaced by Dan Boston. The following changes are being made to the Funds’ Prospectus and the Statement of Additional Information to reflect the replacement of Mr. Black and appointment of Mr. Boston as portfolio manager of the Fund.

In the Prospectus, within the Fund Summary relating to the Polar Capital International Small Company Fund, the subsection “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio managers

Dan Boston is a Fund Manager with the Sub-Adviser and has served as the lead portfolio manager of the Fund since it commenced investment operations.

In the prospectus, within the Management of the Funds section, the “Portfolio Managers for the Polar Capital International Small Company Fund” subsection is deleted in its entirety and replaced with the following:

Portfolio Managers for the Polar Capital International Small Company Fund

Dan Boston joined Polar America in September 2024 to build and lead a new International Small and Mid-Cap Equities investment team. Dan has nearly 20 years of experience in international small and mid-cap company investing, and most recently he worked at Brown Capital Management in Baltimore, Maryland, where he led the International Small Company strategy. He joined Brown Capital Management in 2019 after serving as a Partner and Senior Portfolio Manager at Baird, overseeing its International Small Cap and Global and International Large Cap strategies.

In the Statement of Additional Information, within the Portfolio Managers section, the “Other Accounts Managed” and “Ownership of Securities” subsections are hereby removed and replaced with the following:

Other Accounts Managed. The following tables provide information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2024. The information for Dan Boston is provided as of September 16, 2024.

Jorry Rask Nøddekær

Polar Capital Emerging Market Stars Fund

Polar Capital Emerging Market ex-China Stars Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	5	4	$2,024.2	$1,970.1
Other Accounts	2	1	$142.1	$125.9

Naomi Waistell

Polar Capital Emerging Market Stars Fund

Polar Capital Emerging Market ex-China Stars Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	3	2	$1,721.1	$1,667.0
Other Accounts	2	1	$142.1	$125.9

Dan Boston*

Polar Capital International Small Company Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0

*	Dan Boston became a Portfolio Manager of the Polar Capital International Small Company Fund effective September 16, 2024.

Ownership of Securities – The following table indicates for each Fund the dollar range of shares beneficially owned by the Funds’ portfolio managers as of March 31, 2024. The information for Dan Boston is provided as of September 16, 2024. The following are the ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in Polar Capital Emerging Market Stars Fund	Dollar Range of Equity Securities in Polar Capital Emerging Market ex-China Stars Fund *	Dollar Range of Equity Securities in Polar Capital International Small Company Fund**
Jorry Rask Nøddekær	None	None	N/A
Naomi Waistell	None	None	N/A
Dan Boston	None	None	N/A

*	The Polar Capital Emerging Market ex-China Stars Fund commenced operations on June 30, 2023.
**	The Polar Capital International Small Company Fund had not yet commenced operations as of September 16, 2024.

III. APPOINTMENT OF RISK OFFICER

Effective August 27, 2024, The Board of Trustees of Datum One Series Trust appointed Scott Craven Jones as Risk Officer of the Datum One Series Trust for the Polar Capital International Small Company Fund.

In the Statement of Additional Information, within the Management of the Trust section, the “Risk Oversight” subsection is deleted in its entirety and replaced with the following:

Risk Oversight. The Funds have retained the Adviser to provide investment advisory services, and these service providers are immediately responsible for the management of risks that may arise from the Funds’ investments. The Board oversees the performance of these functions by the Adviser. The Board expects to receive from the Adviser a wide range of reports, both on a regular and as-needed basis, relating to the Funds’ activities and to the actual and potential risks of the Funds and the Trust as a whole. These include reports on investment risks, compliance with applicable laws, and the Funds’ financial accounting and reporting. The Board also regularly receives, from the Adviser and Administrator reports regarding the sale of the Funds’ shares, as well as related risks. In addition, the Board expects to meet periodically with the investment professionals who lead the Funds’ investment operations to receive reports regarding the portfolio management of the Funds, their performance, and their investment risks.

The Board has appointed a CCO. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (the “Compliance Policies”). The CCO reports directly to the Board. The CCO makes presentations to the Board at its quarterly meetings and provides an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at its meetings. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.

The function of the Board with respect to risk management is one of periodic oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Funds. The Board recognizes, however, that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. There is no assurance that the Board of Trustees’ operations or leadership structure will identify, prevent, or mitigate risks in actual practice. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

With respect to the Polar Capital International Small Company Fund, the Board has designated a Risk Officer to provide on-going monitoring and supervision of the Polar Capital International Small Company Fund’s risk management activities with regular reporting to the Board regarding the Polar Capital International Small Company Fund’s risk management program. The Risk Officer serves as the chair of the Polar Capital International Small Company Fund’s Risk Committee and the Risk Committee has responsibility for the Polar Capital International Small Company Fund’s risk management program, specifically with respect to the effectiveness of governance and risk compliance. The Risk Committee, which, in addition to the Risk Officer, is comprised of representatives of the Adviser along with the President, Treasurer and Chief Compliance Officer of the Trust, will review risk reports from various sources, including the Trust, Adviser, Administrator and other sources. The Risk Committee will address any risk related issues and will escalate such issues through the Risk Officer to the Board, if deemed necessary. The Risk Officer, Risk Committee, Audit Committee and the Board oversee efforts by management and service providers to manage the risk to which the Polar Capital International Small Company Fund may be exposed. For example, in addition to meeting with the Risk Officer, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board also meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Fund. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Polar Capital International Small Company Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Board of Trustees. The Trustees and executive officers of the Trust, their age, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and other directorships held by the Trustees of the Trust are listed in the following tables.

Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is Datum One Series Trust c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, Attn: Board of Trustees, Datum One Series Trust.

In the Statement of Additional Information, within the Management of the Trust section, the “Officers” table is deleted in its entirety and replaced with the following:

The following table sets forth certain information concerning the Trust’s officers. The officers of the Trust are employees of the Trust’s Administrator or Distributor and certain of their affiliates:

Name, Address* and Year of Birth of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ March 2020 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to Present; Senior Vice President, Global Fund Services Product Management, The Northern Trust Company 2007 to 2018.

Name, Address* and Year of Birth of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gregory T. Mino Year of Birth: 1971	Vice President	Indefinite/ December 2023 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2024 to present; Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2020 to 2024; Nuveen Solutions Chief Operating Officer, Nuveen Services LLC, 2017 to 2019.

Scott Craven Jones Year of Birth: 1962	Risk Officer**	Indefinite/ August 2024 to present	Director, Carne Global Financial Services, Inc. 2013 to present.

Rodney L. Ruehle Year of Birth: 1968	Chief Compliance Officer and AML Officer	Indefinite/ August 2022 to present	Senior Principal Consultant, Foreside Fund Officer Services, LLC (doing business as ACA Group), 2016 to present.

Tracy L. Dotolo Year of Birth: 1976	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite/ March 2020 to present	Senior Principal Consultant, Foreside Fund Officer Services, LLC (doing business as ACA Group), 2016 to present.

Matthew J. Broucek Year of Birth: 1988	Secretary	Indefinite/ March 2020 to present	Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2020 to present; Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to 2020.

David P. Michalik Year of Birth: 1991	Assistant Secretary	Indefinite/ February 2023 to present	Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2022 to present; Officer, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2019 to 2022; Associate Attorney, Leahy Eisenberg & Fraenkel, Ltd. 2017 to 2019.

*	Each Officer may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.
**	Scott Craven Jones serves as the Risk Officer for only the Polar Capital International Small Company Fund.

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.